Net Loss per Share Disclosure: Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	22,107,842,405	2,486,770,955
Stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,547,991,666	798,241,666
Convertible Preferred Stock amount
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,367,543,047	1,277,345,644
Convertible Notes amount
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,192,307,692	411,183,645